Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
CIK	dei_EntityCentralIndexKey	0001657201
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 05, 2021
Effective Date	dei_DocumentEffectiveDate	Oct. 05, 2021
Prospectus Date	rr_ProspectusDate	Dec. 21, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A